Stockholders' Equity Note Disclosure: Share-Based Payment Arrangement, Option, Activity (Tables)	Mar. 31, 2023
Tables/Schedules
Share-Based Payment Arrangement, Option, Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2021	1,596,483	$1.00	4.26
Granted	1,500,000	0.25	7.00
Exercised	(500)	0.50	2.40
Balance at December 31, 2022	3,095,983	$0.70	4.71
Granted	-	-	-
Exercised	-	-	-
Balance at March 31, 2023	3,095,983	$0.70	4.46
Warrants exercisable at March31, 2023	3,095,983	$0.70	4.46